Discontinued Operations (Details) - Schedule of discontinued operations £ / shares in Units, £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£) £ / shares
Schedule of discontinued operations [Abstract]
Revenue	£ 27,194
Expenses	(30,315)
Operating loss	(3,121)
Finance expense	(688)
Loss before tax from discontinued operations	(3,809)
Tax expense
Loss for the year from discontinued operations	£ (3,809)
Earnings per share:
Basic loss per ordinary share from discontinued operations (in Pounds per share) | £ / shares	£ (0.01)
Diluted loss per ordinary share from discontinued operations (in Pounds per share) | £ / shares	£ (0.01)
Net cash flows from/(used in) discontinued operations:
Operating	£ 23,581
Investing
Financing	(34,987)
Net cash (outflow)/inflow	£ (11,406)